Feb. 27, 2015

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

("Fund")

Supplement dated January 14, 2016

to the Fund's Class A, Class C, Class I, Class R and Class W Prospectus

dated February 27, 2015 ("Prospectus")

II.        The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

            a.    The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for Class I shares, $0.047 per share for Class W shares, and $0.043 per share for Class R shares for 2016 based on annual payment rates of 6.20% for Class A shares, 5.45% for Class C shares, 6.50% for Class I shares, 6.45% for Class W shares, and 5.95% for Class R shares.